[Aetna Letterhead]                                         151 Farmington Avenue
[Aetna Logo]                                               Hartford, CT 06156


                                                           Maria R. L. Stewart
                                                           ARS Law TS31
                                                           (860) 273-6286
December 22, 1999                                          Fax: (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re: Aetna Insurance Company of America and its Variable Annuity Account I
    Prospectus Title:  Retirement Options for Education Institutions
    File Nos.:  333-87131 and 811-8582
    Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 ("Amendment No. 1") for Variable Annuity Account I of Aetna Insurance Company of America (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 1 which was declared effective on December 17, 1999. The text of Amendment No. 1 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-6286.

Sincerely,

/s/ Maria R. L. Stewart

Maria R. L. Stewart